SCHEDULE OF RESTATEMENT OF RECONCILIATION BALANCE SHEET 2023 (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2020
Assets
Cash and cash equivalent	$ 3,624,529		$ 533,871			$ 6,201,137
Accounts receivable, net	385,425		973,605			816,364
Inventory	2,145,391		2,338,759			2,237,456
Other Assets	189,954		58,567			39,190
Total current assets	6,807,459		4,664,460			9,294,147
Property, Plant, & Equipment, Net	1,102,417		1,872,034			952,811
Intangible Assets Net	4,979,030		5,458,522			4,279,986
Operating Lease Right of Use Asset	4,255,722		4,840,753			597,143		$ 597,143
Total assets	17,461,358		17,152,147			15,124,087
Current Liabilities
Accounts payable						223,040
Deferred revenue	370,229		55,383			213,114
Current Portion of Operating Lease	283,650		649,989			434,152
Accrued expenses	843,962		266,717			161,538
Total current liabilities	9,154,284		2,573,435			1,031,844
Total Long Term Liabilities	4,207,901		4,366,419			162,991
Total Liability	13,362,185		6,939,854			1,194,835
Total stockholders’ equity	4,099,173	$ 4,336,967	10,212,293	$ 9,687,668	$ 10,283,629	13,929,252	$ 17,131,488
Total liabilities and stockholders’ equity	$ 17,461,358		$ 17,152,147			15,124,087
Previously Reported [Member]
Assets
Cash and cash equivalent						6,201,137
Accounts receivable, net						816,364
Inventory						2,277,816
Other Assets						39,190
Total current assets						9,334,507
Property, Plant, & Equipment, Net						952,811
Intangible Assets Net						4,279,986
Operating Lease Right of Use Asset						597,143
Total assets						15,164,447
Current Liabilities
Accounts payable						223,040
Deferred revenue						701,234
Current Portion of Operating Lease						434,152
Accrued expenses						161,538
Total current liabilities						1,519,964
Total Long Term Liabilities						162,991
Total Liability						1,682,955
Total stockholders’ equity						13,481,492
Total liabilities and stockholders’ equity						15,164,447
Revision of Prior Period, Reclassification, Adjustment [Member]
Assets
Cash and cash equivalent						0
Accounts receivable, net						0
Inventory						(40,360)
Other Assets						0
Total current assets						0
Property, Plant, & Equipment, Net						0
Intangible Assets Net						0
Operating Lease Right of Use Asset						0
Total assets						(40,360)
Current Liabilities
Accounts payable						0
Deferred revenue						(488,120)
Current Portion of Operating Lease						0
Accrued expenses						0
Total current liabilities						(488,120)
Total Long Term Liabilities						0
Total Liability						(488,120)
Total stockholders’ equity						447,761
Total liabilities and stockholders’ equity						$ (40,359)